Earnings per shares (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share	24,509	26,718
Effect of dilutive potential shares: restricted shares and share options	133	110
Weighted average number of shares for diluted earnings per share	24,642	26,828
Profit earnings for basic and diluted earnings per share
Profit for earnings per share from continuing operations attributable to owners	€ 829	€ 1,048
Profit for earnings per share from discontinued operations attributable to owners	0	16
Profit for basic and diluted earnings per share	€ 829	€ 1,064
Basic earnings per share
Basic earnings per share from continuing operations	€ 0.0338	€ 0.0392
Basic earnings per share from discontinued operations	0	0.0006
Basic earnings per share	0.0338	0.0398
Diluted earnings per share
Diluted earnings per share from continuing operations	0.0336	0.0391
Diluted earnings per share from discontinued operations	0	0.0006
Diluted earnings per share	€ 0.0336	€ 0.0397